Commitments (Details) Tons in Thousands	1 Months Ended			12 Months Ended
	Dec. 20, 2020 USD ($)	Feb. 22, 2018 USD ($)	Jan. 31, 2013	Dec. 31, 2021 USD ($) m² Tons	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)
Commitments (Details) [Line Items]
Rental expense				$ 0	$ 100,000	$ 700,000
Contract term			5 years
Recognized income				1,200,000	$ 1,100,000	$ 1,800,000
Supplier amount							$ 6,300,000
Purchase of energy							10,000
Budget		$ 24,000,000
Cost of project				1,000,000
Cost amount				$ 415,000
Investing public shares, percentage				12.00%
Commiting to pay	$ 4,000,000
Total value	$ 105,000,000
Bottom of range [member]
Commitments (Details) [Line Items]
Produce of metric tons							17,500
Top of range [member]
Commitments (Details) [Line Items]
Produce of metric tons							22,500
Cariacica [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons				600
Rolled Steel Products [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons				450
Espírito Santo [Member]
Commitments (Details) [Line Items]
Square meters (in Square Meters) | m²				1,200,000
Itauna [Member]
Commitments (Details) [Line Items]
Produce of metric tons | Tons				120
NRG Curtailment Solutions, Inc. [Member]
Commitments (Details) [Line Items]
Contract term			5 years